28. Transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries,wages and benefits	R$ 2,361,268	R$ 1,903,852	R$ 1,708,111
Share-based payments	40,725	18,572	14,849
Key Management Personnel [Member]
Disclosure of transactions between related parties [line items]
Salaries,wages and benefits	69,609	75,979	57,838
Related taxes and charges	15,813	11,062	6,019
Share-based payments	8,880	10,234	11,219
Total	R$ 94,302	R$ 97,275	R$ 75,076